Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 01, 2016
Registrant Name	DIREXION FUNDS
Central Index Key	0001040587
Amendment Flag	false
Document Creation Date	Dec. 01, 2016
Document Effective Date	Dec. 01, 2016
Prospectus Date	Dec. 01, 2016
Direxion Monthly 25+ Year Treasury Bull 1.35X | Investor Class
Prospectus:
Trading Symbol	DXLTX
Direxion Monthly 25+ Year Treasury Bear 1.35X | Investor Class
Prospectus:
Trading Symbol	DXSTX